ACQUISITIONS - Net Revenue and Net Income (Loss) Attributable to DMS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Aimtell, PushPros and Aramis
Business Acquisition [Line Items]
Net revenue	$ 21,083
Net loss from operations	(4,661)
Crisp Results
Business Acquisition [Line Items]
Net revenue	25,637
Net loss from operations	$ (1,042)